---------------
                                [LOGO]  D E A N
                                ---------------
                                family of funds

                              Large Cap Value Fund

                              Small Cap Value Fund

                                 Balanced Fund

                            International Value Fund

                                     [LOGO]

                               Semi-Annual Report

                               September 30, 1998

                                  (Unaudited)

CHAIRMAN AND PRESIDENT'S LETTER
================================================================================

To Investors in the Dean Family of Funds:

The old "good news/bad news" line is overused, to be sure, but this was definitely the scenario for value investors during the six months ended September 30, 1998. Prices of value stocks were often hard hit, even when their prospects were unaffected by the international financial woes which worried the markets so. While that curbed our returns in the short run, the effect is to turn a good many solid values into exceptional values.

Our Small Cap Value Fund and International Value Fund outperformed their benchmarks during the six months. Our Large Cap Value Fund and Balanced Fund fell short. Yet, the underlying fundamentals of the stocks we have researched and selected provide strong reason to believe each of these Funds will excel over the longer term.

All of the Dean Funds are young, and the costs of building their portfolios is reflected in their early performance. Cumulative returns of the Small Cap Value, Large Cap Value and Balanced Funds have been positive in each case. The International Value Fund, while down 3.8%, has outperformed the benchmark Morgan Stanley EAFE (Europe, Australia and Far East).

What has changed in the market environment during the past six months? Investors have had to deal with the economic uncertainty in Asia, an economic "train wreck" in Russia and the combination of currency woes and economic problems in South America. Then, the near-collapse of a large hedge fund in the U.S. reminded them that we are not insulated from developments on other shores.

Events abroad have had impact on the U.S. economic outlook, though they do not necessarily dominate it. Competition from distressed Asian and South American economies will curb the rate of profit growth in the U.S. Consumer confidence fluctuates. At the same time, inflation and interest rates are at very low levels, and investment-driven expansion continues.

Volatility in U.S. financial markets will remain relatively high. The economic and financial problems of Asia will require considerable work and time to correct. And reduced global economic growth has occurred since July 1997, when the problems in Asia first surfaced. Hence, our exports to other parts of the world will probably continue to be weak for some time.

Naturally, we prefer to avoid the effects of the stock market's volatility on the near-term returns of the Dean Family of Funds. But we proceed in the knowledge that as an investor in these Funds, your goals are long-term. As you review the reports of the individual Funds, we believe you will see why we believe that market corrections -- especially in a time when stocks are greatly overvalued -- ultimately work to the benefit of long-term, value investors.

Certainly, value opportunities are present to a greater extent today than has been the case for many years.

Sincerely,

/s/ Chauncey H. Dean                        /s/ Robert D. Dean

Chauncey H. Dean                            Robert D. Dean
Chairman of the Board and                   President and Chief
 Chief Executive Officer                      Investment Officer
C.H. Dean & Associates, Inc.                C.H. Dean & Associates, Inc.

Small Cap Value Fund
================================================================================

The Market's Own El Nino Effect

Investors -- particularly those in the small cap area -- experienced rugged seas during the first half of our fiscal year (through September 30, 1998). Though the Small Cap Value Fund outperformed its benchmark, the Russell 2000, by almost 400 basis points, it lost 20% during those six months.

Even the performance of the Russell 2000 somewhat understates the general decline. For most stocks, the correction began in the third quarter of 1997. (The Dow Jones and S&P 500 stock indices, buoyed by strong foreign demand for the very largest of the mega-cap stocks, didn't begin to reflect its magnitude.) Looking at the universe of stocks with market caps between $30 million and $750 million (where you will find the vast bulk of the Fund's holdings), the median decline was 23.8% over the recent six-month period.

The Small Cap Value Fund has an average market capitalization of $213 million. Its weighted average P/E, based on trailing earnings, is 8.2X. That is about half the average P/E of the Russell 2000 index. The Fund's weighted price-to-book ratio is only 0.9X vs. 1.6X for the Russell 2000 index. The downside of those comparisons is that many of the Fund's stocks lost significant value. The upside is that they represent the kind of extraordinary bargains which are sure to be recognized.

Extraordinary Bargains in Small Cap Stocks

In the small cap area there are scores of companies that have fallen by more than 80% from their highs of earlier this year. Many have seen no real change in the fundamentals of their businesses.

Today's disparity in valuations between mega-cap and small cap stocks has rarely been seen before. The current disparity is larger than was seen at the bottom of the 1990 bear market for small caps. It is equivalent to that of 1974. After 1990, small cap stocks significantly outperformed the market for three years.
After 1974, small cap stocks significantly outperformed for almost seven straight years. While there is no guarantee that history will repeat itself, we continue to believe that small cap value stocks are a good place to invest today.

Large Cap Value Fund
================================================================================

Being Big Helped Only the Very Biggest

Value investors were especially tested during the six months ended September 30, 1998, and those in the Large Cap Value Fund were no exception. The Fund's value fell 18.3%. Meanwhile, the Russell 1000 Index, which we use as a benchmark for rating the Fund's performance, fell 8.1% during the same period.

In analyzing the difference, it is pertinent to note that the mega-cap sector of the market is little represented in the Fund's portfolio. Stocks of these huge companies have not been in the value stock category for a long time. Mega-cap stocks include the 25 largest domestic firms based on market capitalization. All are part of the Russell 1000 Index. The flight of overseas investors to the largest, best-known stocks in the U.S. has driven up their prices this year, despite already expensive valuations.

The performance of those 25 mega-cap stocks has a huge influence on the Russell 1000 or any other index which includes them. They comprise more than 35% of the total capitalization of the S&P 500, and their prices rose by an average of more than 10% during the last six-month period. Meanwhile, the overall S&P 500 (including the mega-caps) was down 7%.

Keeping Focused on Value

On average these top 25 stocks are selling for more than 26X trailing earnings, 5.6X sales and over 12X book value. The Large Cap Value Fund, on the other hand, has an average P/E of 11.9X and sells for 1.0X sales and 1.8X book value. Only two of these super size firms are currently in the portfolio -- Philip Morris and AT&T. Both are significantly cheaper than the other 23 mega-caps.

We have shielded the Large Cap Value Fund by emphasizing firms which derive most of their revenues and profits from domestic sources. Even so, the ripple effect from international financial turbulence took its toll.

The  strategy  worked  well  in  the  case  of  electric  utilities,   which  we
overweighted. These businesses are domestic and interest rate-sensitive, a great advantage, since interest rates are the lowest they've been for 30 years.

The same logic fit insurance companies. But in this case, financial jitters over events abroad affected the market's view of the whole category of financial services companies, even though their earnings have held up very well. We continue to hold these investments, based on their strong balance sheets, solid and growing earnings and the fact they are trading at substantial discounts to the overall market.

Balanced Fund
================================================================================

The Balanced Fund is made up of solid value stocks and prime-quality, medium-length bonds. The proportion of stocks varies from 40% to 75%, depending on the overall market outlook as indicated by Dean's Tactical Asset Allocation models.

Good performance by fixed income issues was offset by a decline in the equity portion of the Fund's portfolio. The result was a decline of -7.46% in the Fund's value during the six months ended September 30, 1998. The Fund has a positive 6.4% total return since inception (May 28, 1997).

Caution was the Overall Approach

The Fund's investment posture has been relatively cautious all year. The portfolio has been 52%-55% invested in stocks for much of the six-month period. And, the mix of equities has emphasized defensive holdings, such as utilities and REITs. Equity holdings have included a 4-5% position in relatively conservative electric utilities, which performed quite well, and 3-4% in REITs, which were down more than the indices, despite their solid fundamentals and good yield.

Two sectors which disappointed during the period are financial services and energy services. Financial services stocks, despite the fact that the Fund's holdings emphasize domestic holdings, were hit by panic selling related to monetary problems in Asia and Russia. Investments made in the energy services industry were also hurt by negative investor psychology, stemming from uncertainty about oil prices.

Solid Companies, Value Prices

In both cases, the stocks purchased represent excellent values. The companies are financially sound, with good long-term earnings prospects. We took advantage of the lower prices for several of these and other stocks to purchase additional shares late in the third quarter.

The fixed income portion of the Fund's portfolio includes high-grade corporate bonds and U.S. Treasuries. During the period, a somewhat higher than normal portion was held in money market funds which could readily be used to purchase equities at particularly attractive prices.

While overall stock market volatility is expected to continue into 1999, the strengthening in the market should work to the advantage of the Balanced Fund. Its equity investments are in strong companies and made at bargain valuations. Meanwhile, the fixed income securities sector provides a stable base upon which to build above average long-term returns.

International Value Fund
================================================================================

Since its inception, just a year ago, the International Value Fund has outperformed the benchmark Morgan Stanley EAFE Index (Europe, Australia and Far
East) in markets hammered by downward volatility. While the six months ended September 30, 1998 were especially difficult, the Fund's -11.73% return for the past year compares favorably with that of the EAFE Index which was down by -13.18%.

During the first half of 1998, strong rallies occurred in Western equity markets, with Europe leading the way. The Fund's early focus on European markets was well rewarded, though performance there has leveled off during the past three months.

European Environment Positive for Investors

The long-term outlook for investment in Europe continues to be favorable, despite concerns about some European economies. Many European companies are undergoing the same kind of sometimes painful process of restructuring and modernization that has served U.S. industry so well in recent years. These companies are emphasizing value to the shareholder, a trend which certainly proved beneficial in the U.S.

The Fund has had relatively less exposure to Asian and Latin American equity markets. The financial, economic and monetary problems of both these emerging areas have been well reported. Any negative news about currency rates, debt, etc. is quickly reflected in these markets.

Asia and Latin America -- Sharing the Pain, Ready to Gain?

This has driven stock prices down to a level at which good values are to be found. We believe many of these stocks may be near their lows, even in the face of additional underperformance in their regions' economies. For selected stocks, this presents compelling value for investors whose time horizon exceeds a year or so. As a result, the Fund increased its holdings in companies in the Pacific Basin and in Latin America during the latter part of the summer.

FUND FACTS
================================================================================

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
                                  Top Holdings

Castle Energy Corp.                        Audiovox Corp. - Class A
Advanced Marketing Services, Inc.          Duckwall -- ALCO Stores, Inc.
M/I Schottenstein Homes, Inc.              Engle Homes, Inc.
Beazer Homes USA, Inc.                     Patrick Industries, Inc.
Hovnanian Enterprises Inc. -- Class A      Bell Industries, Inc.

     Number of Positions ..........................................    168
     Median Price/Earnings Ratio ..................................    8.2
     Portfolio Turnover (4/1/98 - 9/30/98) ........................    59%

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                  Top Holdings

Philip Morris Cos., Inc.                General Re Corp.
Houston Industries, Inc.                Ambac Financial Group, Inc.
Loews Corp.                             Caterpillar Inc.
Vulcan Materials Co.                    Chrysler Corp.
Allstate Corp. (The)                    Potash Corp. of Saskatchewan Inc.

     Number of Positions ...........................................    56
     Median Price/Earnings Ratio ...................................  11.9
     Portfolio Turnover (4/1/98 - 9/30/98) .........................   32%

BALANCED FUND
--------------------------------------------------------------------------------
                               Top Equity Holdings

Philip Morris Cos., Inc.                Diamond Offshore Drilling
News Corporation Ltd. (The)(ADR)        Trinity Industries, Inc.
AT&T Corp.                              Columbia/HCA Healthcare Corp.
Tricon Global Restaurants, Inc.         DPL Inc.
Clayton Homes, Inc.                     Tidewater, Inc.

     Number of Positions ...........................................    46
     Median Price/Earnings Ratio ...................................  12.1
     Portfolio Turnover (4/1/98 - 9/30/98) .........................   58%

FUND FACTS
================================================================================
INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
                                  Top Holdings

Novartis                                British Telecommunications Plc
Sanofi SA                               BCE Mobile Communications Inc.
Telecom Italia SPA                      Mannesmann AG
Telefonica de Espana                    Glaxo Wellcome Plc
BCE, Inc.                               National Grid Group Plc

     Number of Positions ..........................................    112
     Median Price/Earnings Ratio ..................................   25.2
     Portfolio Turnover (4/1/98 - 9/30/98) ........................    96%

LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30,1998 (Unaudited)
================================================================================
    Shares     COMMON STOCKS -- 97.5%                                   Value
--------------------------------------------------------------------------------
               AEROSPACE -- 3.1%
     4,000     General Dynamics Corp. .......................       $   200,750
     2,000     Rockwell International Corp. .................            72,250
                                                                    -----------
                                                                        273,000
                                                                    -----------
               AUTOMOTIVE -- 7.0%
     4,500     Chrysler Corp. ...............................           215,437
     3,500     Ford Motor Co. ...............................           164,281
     1,500     General Motors Corp. .........................            82,031
     4,000     PACCAR Inc. ..................................           164,750
                                                                    -----------
                                                                        626,499
                                                                    -----------
               AUTOMOTIVE PARTS -- 0.7%
     2,000     Genuine Parts Co. ............................            60,125
                                                                    -----------
               BANKING -- 1.1%
     2,600     Republic New York Corp. ......................           102,700
                                                                    -----------
               BUILDING PRODUCTS -- 3.4%
     1,000     Armstrong World Industries, Inc. .............            53,500
     2,500     Vulcan Materials Co. .........................           252,968
                                                                    -----------
                                                                        306,468
                                                                    -----------
               CAPITAL GOODS -- 6.4%
     5,000     Caterpiller Inc. .............................           222,812
     6,000     Deere & Co. ..................................           181,500
     2,000     Fluor Corp. ..................................            82,125
     3,000     Parker-Hannifin Corp. ........................            89,063
                                                                    -----------
                                                                        575,500
                                                                    -----------
               CHEMICALS -- 4.7%
     1,500     Dow Chemical Co., (The) ......................           128,156
     4,000     Potash Corp. of Saskatchewan Inc. ............           210,500
     3,000     Rohm & Haas Co. ..............................            83,437
                                                                    -----------
                                                                        422,093
                                                                    -----------
               ELECTRONICS -- 1.5%
        63     Raytheon Co. - Class A .......................             3,264
     2,500     Raytheon Co. - Class B .......................           134,844
                                                                    -----------
                                                                        138,108
                                                                    -----------
               ENERGY -- 6.7%
     5,000     Diamond Offshore Drilling, Inc. ..............           130,000
     8,000     ENSCO International Inc. .....................            86,500
    10,000     Tidewater, Inc. ..............................           207,500
                                                                    -----------
                                                                        424,000
                                                                    -----------
8

================================================================================
    Shares     COMMON STOCKS -- 97.5%                                   Value
--------------------------------------------------------------------------------
               FINANCIAL SERVICES -- 7.6%
     5,000     Ambac Financial Group, Inc. ..................       $   240,000
     4,000     Bear Stearns Cos., Inc. ......................           123,750
     3,000     Chase Manhattan Corp. ........................           129,750
     6,000     Edwards (A.G.), Inc. .........................           181,875
                                                                    -----------
                                                                        675,375
                                                                    -----------
               HOUSING -- 2.3%
    12,000     Clayton Homes, Inc. ..........................           203,250
                                                                    -----------
               INSURANCE -- 17.5%
     3,400     AFLAC, Inc. ..................................            97,113
     6,000     Allstate Corp. (The) .........................           250,125
     2,000     American National Insurance Co. ..............           167,000
     6,415     Conseco, Inc. ................................           196,058
     1,200     General Re Corp. .............................           243,600
     3,000     Jefferson-Pilot Corp. ........................           181,500
       500     SAFECO Corp. .................................            20,844
     1,800     Transamerica Corp. ...........................           190,800
     2,500     Transatlantic Holdings, Inc. .................           206,875
                                                                    -----------
                                                                      1,553,915
                                                                    -----------
               METALS -- 4.5%
     9,000     British Steel plc (ADR) ......................           163,688
     2,800     Phelps Dodge Corp. ...........................           146,125
     4,000     USX-U.S. Steel Group, Inc. ...................            95,500
                                                                    -----------
                                                                        405,313
                                                                    -----------
               MORTGAGE SERVICES -- 5.6%
     2,500     Countrywide Credit Industries, Inc. ..........           104,062
     2,000     EXEL Limited-Class A .........................           126,000
     2,400     MBIA, Inc. ...................................           128,850
     3,000     PMI Group, Inc. (The) ........................           137,250
                                                                    -----------
                                                                        496,162
                                                                    -----------
               RETAIL -- 3.7%
     5,000     Dillard's, Inc. ..............................           141,563
    18,000     Food Lion, Inc. - Class A ....................           191,250
                                                                    -----------
                                                                        332,813
                                                                    -----------
               TELECOMMUNICATIONS -- 4.1%
     4,000     Alltel Corp. .................................           189,500
     3,000     AT&T Corp. ...................................           175,312
                                                                    -----------
                                                                        364,812
                                                                    -----------

================================================================================
    Shares     COMMON STOCKS -- 97.5%                                   Value
--------------------------------------------------------------------------------
               TOBACCO -- 7.1%
     3,000     Loews Corp. ..................................       $   253,125
     7,000     Philip Morris Cos., Inc. .....................           322,438
     2,000     UST, Inc. ....................................            59,125
                                                                    -----------
                                                                        634,688
                                                                    -----------
               TRANSPORTATION -- 4.6%
     5,000     CSX Corp. ....................................           210,313
     7,000     Norfolk Southern Corp. .......................           203,438
                                                                    -----------
                                                                        413,751
                                                                    -----------
               UTILITIES -- 7.9%
     2,000     Consolidated Edison Co. of New York, Inc. ....           104,250
     6,000     DPL Inc. .....................................           117,750
     9,000     Houston Industries, Inc. .....................           280,125
     7,000     Southern Co. .................................           206,063
                                                                    -----------
                                                                        708,188
                                                                    -----------

               TOTAL COMMON STOCKS (COST $9,456,343)                $ 8,716,760
                                                                    -----------
================================================================================
    Shares     MONEY MARKET -- 2.6%                                     Value
--------------------------------------------------------------------------------
   233,494     Star Treasury Fund (Cost $233,494) ...........       $   233,494
                                                                    -----------

               Total Investments at Value -- 100.1%
                 (Cost $9,689,837) ..........................       $ 8,950,254

               Liabilities in Excess of Other Assets -- (0.1)%           (5,917)
                                                                    -----------

               Net Assets -- 100.0% .........................       $ 8,944,337
                                                                    ===========

ADR - American Depository Receipt

See accompanying notes to financial statements.

SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998 (Unaudited)
================================================================================
    Shares     COMMON STOCKS -- 97.3%                                   Value
--------------------------------------------------------------------------------
               AUTOMOTIVE -- 2.1%
     8,000     Excel Industries, Inc. .......................       $   100,000
     7,000     Oshkosh Truck Corp. ..........................           175,000
    20,000     TBC Corp.(a) .................................           120,000
                                                                    -----------
                                                                        395,000
                                                                    -----------
               AUTOMOTIVE PARTS -- 0.6%
     2,000     Arvin Industries, Inc. .......................            74,500
     5,000     R & B, Inc.(a) ...............................            34,062
                                                                    -----------
                                                                        108,562
                                                                    -----------
               BEVERAGE -- 0.2%
     5,000     Todhunter International, Inc.(a) .............            34,688
                                                                    -----------
               BUILDING PRODUCTS -- 4.0%
    25,000     American Residential Services, Inc.(a) .......           100,000
     3,000     Ameron International Corp. ...................           105,750
     8,000     Building Materials Holding Corp.(a) ..........           105,000
     9,000     Cameron Ashley Building Products(a) ..........           100,687
    22,200     Martin Industries, Inc. ......................            67,988
    14,000     Patrick Industries, Inc. .....................           206,500
    10,000     Trans Pro, Inc. ..............................            50,000
                                                                    -----------
                                                                        735,925
                                                                    -----------
               BUILDING SUPPLIES -- 0.9%
    15,000     Wolohan Lumber Co. ...........................           170,625
                                                                    -----------
               CAPITAL GOODS -- 6.4%
    28,000     AGCO Corp. ...................................           185,500
     6,000     Amcast Industrial Corp. ......................            88,125
     5,000     Baldwin Technology Co., Inc. - Class A(a) ....            27,500
    14,000     Bridgeport Machines, Inc.(a) .................           120,750
    10,000     Central Sprinkler Corp.(a) ...................           118,750
    15,000     Defiance, Inc. ...............................           112,500
     7,000     Foster Wheeler Corp. .........................            96,250
     8,000     Gehl Co.(a) ..................................           109,000
    20,000     Global Industrial Technologies, Inc.(a) ......           140,000
     4,500     Hardinge, Inc. ...............................            99,000
    14,000     Perini Corp.(a) ..............................            97,125
                                                                    -----------
                                                                      1,194,500
                                                                    -----------
               CHEMICALS -- 0.9%
     7,000     Mississippi Chemical Corp. ...................            84,875
     7,000     Wellman, Inc. ................................            89,250
                                                                    -----------
                                                                        174,125
                                                                    -----------
               ELECTRONICS -- 2.5%
    16,760     Bell Industries, Inc.(a) .....................           200,073
     8,000     Cherry Corp. - Class A(a) ....................            93,000
     3,000     Cherry Corp. - Class B(a) ....................            34,500
     3,500     ESCO Electronics Corp.(a) ....................            35,875

================================================================================
    Shares     COMMON STOCKS -- 97.3%                                   Value
--------------------------------------------------------------------------------
               ELECTRONICS -- 2.5% (CONTINUED)
    10,000     IEC Electronics Corp.(a) .....................       $    50,000
     2,000     Pioneer-Standard Electronics, Inc. ...........            12,625
     9,000     SED International Holdings, Inc.(a) ..........            45,562
                                                                    -----------
                                                                        471,635
                                                                    -----------
               ENERGY -- 4.2%
     7,300     BP Prudhoe Bay Royalty Trust .................            67,981
     3,000     CMS Energy Corp. - Class G ...................            73,125
    16,000     Castle Energy Corp.(a) .......................           281,000
     3,000     Giant Industries, Inc. .......................            36,188
     5,000     NUI Corp. ....................................           115,000
     5,000     Petroleum Development Corp.(a) ...............            26,250
    25,000     Trico Marine Services, Inc.(a) ...............           173,437
                                                                    -----------
                                                                        772,981
                                                                    -----------
               FINANCIAL SERVICES -- 0.9%
    20,000     EZCORP, Inc. - Class A(a) ....................           163,750
                                                                    -----------
               FOOD -- 2.5%
     9,000     Fleming Cos., Inc. ...........................           110,250
    20,000     M&F Worldwide Corp.(a) .......................           198,750
    10,000     Nash-Finch Co. ...............................           146,875
                                                                    -----------
                                                                        455,875
                                                                    -----------
               FURNITURE -- 0.7%
    12,000     Flexsteel Industries, Inc. ...................           130,500
                                                                    -----------
               GAMING -- 1.1%
     9,000     Grand Casinos, Inc.(a) .......................            71,438
     7,627     MeriStar Hospitality Corp. ...................           130,136
                                                                    -----------
                                                                        201,574
                                                                    -----------
               HEALTH CARE -- 1.0%
    15,000     Safeguard Health Enterprises, Inc.(a) ........            75,000
    85,000     Staff Builders, Inc. - Class A(a) ............            53,125
    10,000     Sun Healthcare Group, Inc.(a) ................            65,000
                                                                    -----------
                                                                        193,125
                                                                    -----------
               HOUSING -- 9.9%
    14,000     ABT Building Products Corp.(a) ...............           147,000
    11,000     Beazer Homes USA, Inc.(a) ....................           226,875
     6,000     Cavalier Homes, Inc. .........................            55,875
    15,000     Engle Homes, Inc. ............................           213,281
    24,000     Hovnanian Enterprises Inc. - Class A(a) ......           225,000
     3,466     Lennar Corp. .................................            77,335
    10,000     M.D.C. Holdings, Inc. ........................           184,375
    14,000     M/I Schottenstein Homes, Inc.(a) .............           259,000
     2,200     Pulte Corp. ..................................            54,037
     6,000     Ryland Group, Inc. (The) .....................           146,250
     8,000     Webb (Del) Corp. .............................           168,500
    11,000     Zaring National Corp.(a) .....................            82,500
                                                                    -----------
                                                                      1,840,028
                                                                    -----------
12

================================================================================
    Shares     COMMON STOCKS -- 97.3%                                   Value
--------------------------------------------------------------------------------
               INSURANCE -- 4.9%
     5,000     ALLIED Life Financial Corp. ..................       $   146,875
     5,000     Chartwell Re Corp. ...........................           139,688
     1,300     Citizens Corp. ...............................            35,019
     2,310     Donegal Group, Inc. ..........................            35,228
     4,000     EMC Insurance Group, Inc. ....................            50,000
     4,000     PXRE Corp. ...................................           102,750
     5,000     SCPIE Holdings Inc. ..........................           155,625
     2,000     Selective Insurance Group, Inc. ..............            38,250
     2,000     Stewart Information Services Corp. ...........           115,250
     3,000     Trenwick Group Inc. ..........................            87,375
                                                                    -----------
                                                                        906,060
                                                                    -----------
               METALS -- 4.7%
     9,000     Ampco-Pittsburgh Corp. .......................           131,625
     9,000     Atchison Casting Corp.(a) ....................            89,438
    12,000     Bayou Steel Corp.(a) .........................            46,500
     3,500     Cleveland-Cliffs Inc. ........................           136,500
     4,000     Commercial Metals Co. ........................            92,000
    25,000     National Steel Corp. - Class B(a) ............           175,000
     2,800     Pitt-Des Moines, Inc. ........................            61,600
    11,000     Rouge Industries, Inc. - Class A .............            82,500
    11,000     Steel of West Virginia, Inc.(a) ..............            67,375
                                                                    -----------
                                                                        882,538
                                                                    -----------
               MISCELLANEOUS -- 4.8%
    10,000     Arctic Cat, Inc. .............................            89,375
    25,000     CNS, Inc.(a) .................................            95,312
     4,000     CTG Resources, Inc. ..........................            96,750
    15,000     Heilig - Meyers Co. ..........................           107,813
       418     Horizon Group Properties, Inc.(a) ............               992
    23,000     Hvide Marine Inc.(a) .........................           165,313
    20,000     Pool Energy Services Co.(a) ..................           182,500
    20,000     Pride International, Inc.(a) .................           160,000
                                                                    -----------
                                                                        898,055
                                                                    -----------
               MORTGAGE SERVICES -- 0.6%
     6,000     MMI Cos., Inc. ...............................           107,625
                                                                    -----------
               PAPER AND CONTAINERS -- 0.7%
    19,000     Mercer International, Inc. ...................           124,688
                                                                    -----------
               POLLUTION -- 0.4%
    35,000     American ECO Corp.(a) ........................            79,843
                                                                    -----------
               REAL ESTATE -- 14.7%
    12,000     Berkshire Realty Company, Inc. ...............           125,250
     9,000     Brandywine Realty Trust ......................           172,125
     4,000     Capstone Capital Corp. .......................            84,125
     9,000     Commercial Net Lease Realty ..................           131,625
     5,000     Criimi Mae, Inc. .............................            44,062
     8,000     Crown American Realty Trust ..................            68,500

================================================================================
    Shares     COMMON STOCKS -- 97.3%                                  Value
--------------------------------------------------------------------------------
               REAL ESTATE -- 14.7% (CONTINUED)
    17,000     Dynex Capital, Inc. ..........................       $   143,438
     7,000     EastGroup Properties, Inc. ...................           132,125
     5,000     First Washington Realty Trust, Inc. ..........           118,750
     5,000     Health Care REIT, Inc. .......................           133,125
    15,000     Imperial Credit Commercial
                 Mortgage Investment Corp. ..................           146,250
    18,000     Jameson Inns, Inc. ...........................           175,500
     7,000     Kranzco Realty Trust .........................           114,187
     2,400     New Plan Excel Realty Trust ..................            55,950
     5,000     Mid-America Apartment Communities, Inc. ......           129,375
     7,000     Pacific Gulf Properties, Inc. ................           140,875
     3,000     PMC Commercial Trust .........................            55,305
     5,970     Prime Retail, Inc. ...........................            58,581
    14,000     RFS Hotel Investors, Inc. ....................           168,000
     7,000     Ramco-Gershenson Properties Trust ............           114,625
     3,000     Sovran Self Storage, Inc. ....................            78,750
    17,000     Thornburg Mortgage Asset Corp. ...............           153,000
    22,000     Winston Hotels, Inc. .........................           191,125
                                                                    -----------
                                                                      2,734,648
                                                                    -----------
               RESTAURANTS -- 1.9%
    14,000     Cooker Restaurant Corp. ......................           136,500
     4,000     Rare Hospitality International, Inc.(a) ......            43,000
    15,000     Ryan's Family Steak Houses, Inc.(a) ..........           179,062
                                                                    -----------
                                                                        358,562
                                                                    -----------
               RETAIL -- 14.1%
    15,000     Advanced Marketing Services, Inc.(a) .........           261,562
    15,000     Bon-Ton Stores, Inc. (The)(a) ................           112,500
    35,000     Books-A-Million, Inc.(a) .....................            89,688
     8,000     Burlington Industries, Inc.(a) ...............            76,000
    17,000     Dixie Group, Inc. (The) ......................           110,500
    17,000     Duckwall-ALCO Stores, Inc.(a) ................           216,750
    20,000     Dyersburg Corp. ..............................            77,500
    25,000     Friedman's Inc. - Class A(a) .................           162,500
    25,000     GT Bicycles, Inc.(a) .........................           199,219
    15,000     Ingles Markets, Inc. - Class A ...............           176,250
    17,900     Jan Bell Marketing, Inc.(a) ..................           116,350
     6,800     Lifetime Hoan Corp. ..........................            62,050
     6,000     Marsh Supermarkets, Inc. - Class B ...........            76,500
    11,000     Mikasa, Inc. .................................           123,062
     6,500     Movie Gallery, Inc.(a) .......................            26,000
    20,000     PharMerica, Inc.(a) ..........................           108,750
    14,000     REX Stores Corp.(a) ..........................           148,750
    10,000     Rival Co. (The) ..............................            80,000
     5,700     Sportman's Guide, Inc. (The)(a) ..............            20,662
     2,800     Superior Uniform Group Inc. ..................            34,650
     3,000     Supreme International Corp.(a) ...............            34,500
    14,000     Syms Corp.(a) ................................           145,250
    15,000     Tandycrafts, Inc.(a) .........................            58,125
    20,000     Worldtex, Inc.(a) ............................            95,000
                                                                    -----------
                                                                      2,612,118
                                                                    -----------

================================================================================
    Shares     COMMON STOCKS -- 97.3%                                   Value
--------------------------------------------------------------------------------
               SEMICONDUCTOR -- 0.9%
     8,000     Kulicke & Soffa Industries, Inc.(a) ..........       $   109,000
    12,000     SEMX Corp.(a) ................................            32,250
    27,000     Xicor, Inc.(a) ...............................            33,750
                                                                    -----------
                                                                        175,000
                                                                    -----------
               TECHNOLOGY -- 2.2%
    25,000     Kentek Information Systems, Inc. .............           160,937
     7,000     Miami Computer Supply Corp.(a) ...............           111,562
    14,000     Nam Tai Electronics, Inc. ....................           145,250
                                                                    -----------
                                                                        417,749
                                                                    -----------
               TELECOMMUNICATIONS -- 1.6%
     8,400     Atlantic Tele-Network, Inc.(a) ...............            69,300
    39,500     Audiovox Corp. - Class A(a) ..................           222,188
                                                                    -----------
                                                                        291,488
                                                                    -----------
               TOBACCO -- 1.5%
    15,000     DIMON, Inc. ..................................           158,438
    17,000     Standard Commercial Corp. ....................           126,437
                                                                    -----------
                                                                        284,875
                                                                    -----------
               TRANSPORTATION -- 2.6%
     5,000     Maritrans Inc. ...............................            35,000
    12,000     Offshore Logistics, Inc.(a) ..................           151,500
    12,000     Pittston BAX Group ...........................            89,250
     6,000     RailTex, Inc.(a) .............................            70,500
    18,000     Rural/Metro Corp.(a) .........................           144,000
                                                                    -----------
                                                                        490,250
                                                                    -----------
               TRUCKING -- 1.8%
    12,000     Arkansas Best Corp.(a) .......................            69,000
    10,000     Consolidated Freightways Corp.(a) ............            82,500
     7,000     Roadway Express, Inc. ........................            77,000
     8,000     Yellow Corp.(a) ..............................           108,000
                                                                    -----------
                                                                        336,500
                                                                    -----------
               UTILITY -- 1.8%
     1,000     Central Hudson Gas & Electric ................            41,875
    10,000     Central Vermont Public Service ...............           108,125
     2,000     Eastern Utilities Associates .................            52,250
     4,000     TNP Enterprises, Inc. ........................           139,750
                                                                    -----------
                                                                        342,000
                                                                    -----------

               TOTAL COMMON STOCKS (COST $21,634,883) .......       $18,082,213
                                                                    -----------

================================================================================
    Shares     PREFERRED STOCK -- 0.7%                                  Value
--------------------------------------------------------------------------------
     4,200     Bradley Real Estate, Inc., 8.400% ............       $    97,650
     2,000     Prime Retail, Inc., 8.500% ...................            34,000
                                                                    -----------

               TOTAL PREFERRED STOCKS (COST $147,511)               $   131,650
                                                                    -----------

================================================================================
    Shares     MONEY MARKET -- 0.6%                                     Value
--------------------------------------------------------------------------------
   115,829     Star Treasury Fund (Cost $115,829)                   $   115,829
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE -- 98.6%
                 (COST $21,898,223) .........................       $18,329,692

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%            258,301
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $18,587,993
                                                                    ===========

(a)  Non-income producing security.

See accompanying notes to financial statements.

BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998 (Unaudited)
================================================================================
    Shares     COMMON STOCKS -- 55.5%                                   Value
--------------------------------------------------------------------------------
               AIRLINES -- 0.8%
     3,500     Comair Holdings, Inc. ........................       $   100,625
                                                                    -----------
               AUTOMOTIVE -- 2.3%
     3,000     Ford Motor Co. ...............................           144,156
     3,500     PACCAR Inc. ..................................           140,812
                                                                    -----------
                                                                        284,968
                                                                    -----------
               BUILDING MATERIALS -- 0.7%
     2,000     Martin Marietta Materials, Inc. ..............            86,375
                                                                    -----------
               Capital Goods -- 2.0%
     7,500     AGCO Corp. ...................................            49,687
     6,000     Trinity Industries, Inc. .....................           194,625
                                                                    -----------
                                                                        244,312
                                                                    -----------
               CHEMICALS -- 0.9%
     2,000     Potash Corp. of Saskatchewan Inc. ............           105,250
                                                                    -----------
               ELECTRONICS -- 1.3%
     3,050     Raytheon Co. - Class B .......................           164,509
                                                                    -----------
               ENERGY -- 3.8%
     8,000     Diamond Offshore Drilling, Inc. ..............           208,000
     7,000     R&B Falcon Corp.(a) ..........................            84,000
     8,500     Tidewater, Inc. ..............................           176,375
                                                                    -----------
                                                                        468,375
                                                                    -----------
               FINANCIAL SERVICES -- 1.9%
     3,000     Ambac Financial Group, Inc. ..................           144,000
     2,000     Chase Manhattan Corp. (The) ..................            86,500
                                                                    -----------
                                                                        230,500
                                                                    -----------
               GOVERNMENT SPONSORED ENTERPRISES -- 1.1%
     2,000     Federal National Mortgage Association ........           128,500
                                                                    -----------
               HEALTH CARE -- 1.5%
     9,000     Columbia/HCA Healthcare Corp. ................           180,563
                                                                    -----------
               HOUSING -- 1.7%
    12,500     Clayton Homes, Inc. ..........................           211,719
                                                                    -----------
               INSURANCE -- 2.7%
     4,000     AFLAC, Inc. ..................................           114,250
     3,382     Conseco, Inc. ................................           103,362
     8,800     Frontier Insurance Group, Inc. ...............           116,600
                                                                    -----------
                                                                        334,212
                                                                    -----------

================================================================================
    Shares     COMMON STOCKS -- 55.5%                                   Value
--------------------------------------------------------------------------------
               MEDIA -- 4.1%
     2,000     Cox Communications, Inc. - Class A(a) ........       $   109,250
    17,500     News Corporation Ltd. (The) (ADR) ............           391,562
                                                                    -----------
                                                                        500,812
                                                                    -----------
               MORTGAGE SERVICES -- 3.2%
     3,000     Countrywide Credit Industries, Inc. ..........           124,875
     3,500     MGIC Investment Corp. ........................           129,063
     3,000     PMI Group, Inc. (The) ........................           137,250
                                                                    -----------
                                                                        391,188
                                                                    -----------
               RESTAURANTS -- 3.3%
     6,000     Cracker Barrel Old Country Store, Inc. .......           136,500
     7,000     Tricon Global Restaurants, Inc.(a) ...........           273,000
                                                                    -----------
                                                                        409,500
                                                                    -----------
               RETAIL -- 1.2%
     3,500     Payless ShoeSource, Inc.(a) ..................           144,813
                                                                    -----------
               REAL ESTATE -- 4.8%
     7,000     Duke Realty Investments, Inc. ................           162,312
     3,000     Health Care Property Investors, Inc. .........            99,000
     5,000     Simon Property Group, Inc. ...................           148,750
     5,000     Storage USA, Inc. ............................           173,125
                                                                    -----------
                                                                        583,187
                                                                    -----------
               SEMICONDUCTOR -- 0.8%
     4,000     Applied Materials, Inc.(a) ...................           101,000
                                                                    -----------
               TECHNOLOGY -- 2.4%
     4,000     ECI Telecommunications Ltd. ..................            98,000
     3,500     NCR Corp.(a) .................................           100,625
     6,000     Wall Data, Inc.(a) ...........................            91,500
                                                                    -----------
                                                                        290,125
                                                                    -----------
               TELECOMMUNICATIONS -- 4.3%
     2,220     ALLTEL Corp. .................................           105,173
     6,000     AT&T Corp. ...................................           350,625
       900     Sprint Corp. .................................            64,800
                                                                    -----------
                                                                        520,598
                                                                    -----------
               TOBACCO -- 3.8%
    10,000     Phillip Morris Cos., Inc. ....................           460,625
                                                                    -----------
               TRANSPORTATION -- 2.3%
     3,000     CSX Corp. ....................................           126,188
    14,000     Halter Marine Group, Inc.(a) .................           159,250
                                                                    -----------
                                                                        285,438
                                                                    -----------

================================================================================
    Shares     COMMON STOCKS -- 55.5%                                   Value
--------------------------------------------------------------------------------
               UTILITIES -- 4.6%
     9,000     DPL Inc. .....................................       $   176,625
     3,000     Houston Industries, Inc. .....................            93,375
     3,000     Illinova Corp. ...............................            86,063
     2,000     NIPSCO Industries, Inc. ......................            65,750
     5,000     Southern Co. .................................           147,188
                                                                    -----------
                                                                        569,001
                                                                    -----------

               TOTAL COMMON STOCKS (COST $7,262,980) ........       $ 6,796,195
                                                                    -----------

================================================================================
 Par Value     FIXED INCOME OBLIGATIONS -- 34.9%                        Value
--------------------------------------------------------------------------------
$  300,000     U.S. Treasury Note, 5.875%, 11/15/99 .........       $   304,125
   300,000     Federal Home Loan Bank, 5.500%, 7/14/00 ......           304,058
   250,000     Federal National Mortgage Association,
               5.620%, 3/15/01 ..............................           255,528
   250,000     Merrill Lynch & Co., 6.050%, 5/11/01 .........           254,297
   300,000     U.S. Treasury Note, 6.000%, 7/31/02 ..........           316,969
   300,000     EI Dupont De Nemours, 6.500%, 9/01/02 ........           317,921
   300,000     Countrywide Credit Industries, Inc.,
               6.280%, 1/15/03 ..............................           306,500
   300,000     Federal National Mortgage Association,
               5.250%, 1/15/03 ..............................           306,820
   300,000     Commercial Credit Co., 6.500%, 8/01/04 .......           318,280
   300,000     U.S. Treasury Note, 7.250%, 8/15/04 ..........           344,250
   300,000     U.S. Treasury Note, 6.500%, 8/15/05 ..........           338,063
   300,000     U.S. Treasury Note, 6.500%, 10/15/06 .........           340,781
   250,000     Federal National Mortgage Association,
               7.500%, 2/02/07 ..............................           256,939
   300,000     Federal National Mortgage Association,
               7.490%, 5/22/07 ..............................           311,774
                                                                    -----------

               TOTAL FIXED INCOME OBLIGATIONS
                 (COST $4,125,995) ..........................       $ 4,276,305
                                                                    -----------

================================================================================
Face Amount    MONEY MARKET AND EQUIVALENTS -- 9.2%                     Value
--------------------------------------------------------------------------------
$  250,000     Firestone Retail Credit CP, 10/02/98 .........       $   249,958
   350,000     Banner Receivables Corp. CP, 10/05/98 ........           349,765
   300,000     Gotham Funding Corp. CP, 10/09/98 ............           299,597
   223,058     Star Treasury Fund ...........................           223,058
                                                                    -----------

               TOTAL MONEY MARKET AND EQUIVALENTS
                 (COST $1,122,379) ..........................       $ 1,122,378
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE -- 99.6%
                 (COST $12,511,354) .........................       $12,194,878

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%             51,985
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $12,246,863
                                                                    ===========

(a)  Non-income producing security.

ADR - American Depository Receipt       CP - Commercial Paper

See accompanying notes to financial statements.

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998 (Unaudited)
================================================================================
    Shares     COMMON STOCKS -- 92.1%                                   Value
--------------------------------------------------------------------------------
               AUSTRALIA -- 1.1%
     2,900     Brambles Industries Limited ..................       $    62,571
                                                                    -----------
               BELGIUM -- 0.9%
     1,410     Quick Restaurants SA .........................            51,102
                                                                    -----------
               BRAZIL -- 3.6%
 1,500,000     Embratel Participacoes SA(a) .................            12,530
 1,105,000     Embratel Participacoes SA--Pfd(a) ............            11,561
 1,105,000     Telecomunicacoes Brazileiras SA ..............               354
 1,500,000     Telecomunicacoes Brazileiras SA--Telebras ....               443
 1,500,000     Tele Celular Sul Participacoes SA(a) .........             1,139
 1,105,000     Tele Celular Sul Participacoes SA--Pfd(a) ....             1,557
 1,500,000     Tele Centro Oeste Celular Participacoes SA(a)                759
 1,105,000     Tele Centro Oeste Celular Participacoes SA--Pfd(a)           783
 1,500,000     Tele Centro Sul Participacoes SA(a) ..........             8,353
 1,105,000     Tele Centro Sul Participacoes SA--Pfd(a) .....            11,841
 1,500,000     Tele Leste Celular Participacoes SA(a) .......               443
 1,105,000     Tele Leste Celular Participacoes SA--Pfd(a) ..               448
 1,500,000     Telemig Celular Participacoes SA(a) ..........             1,266
 1,105,000     Telemig Celular Participacoes SA--Pfd(a) .....               923
 1,500,000     Tele Nordeste Celular Participacoes SA(a) ....               759
 1,105,000     Tele Nordeste Celular Participacoes SA--Pfd(a)               680
 1,500,000     Tele Norte Celular Participacoes SA(a) .......               364
 1,105,000     Tele Norte Celular Participacoes SA--Pfd(a) ..               380
 1,500,000     Tele Norte Leste Participacoes SA(a) .........             7,594
 1,105,000     Tele Norte Leste Participacoes SA--Pfd(a) ....            12,782
 1,000,000     Telerj Celular SA(a) .........................            21,937
 1,380,000     Telesp Celular SA(a) .........................            36,100
 1,500,000     Telesp Celular Participacoes SA(a) ...........             7,594
 1,105,000     Telesp Celular Participacoes SA--Pfd(a) ......             7,459
 1,500,000     Telesp Participacoes SA(a) ...................            23,540
 1,105,000     Telesp Participacoes SA--Pfd(a) ..............            27,038
 1,500,000     Tele Sudeste Celular Participacoes SA(a) .....             3,037
 1,105,000     Tele Sudeste Celular Participacoes SA--Pfd(a)              3,645
                                                                    -----------
                                                                        205,309
                                                                    -----------
               CANADA -- 5.8%
     4,100     BCE, Inc. ....................................           114,709
     3,740     BCE Mobile Communications Inc.(a) ............            86,994
     5,320     Hudson's Bay Company .........................            73,724
     1,600     Northern Telecom Limited .....................            51,474
                                                                    -----------
                                                                        326,902
                                                                    -----------
               DENMARK -- 2.7%
     1,220     ISS International Service System A/S(a) ......            64,312
       940     Unidanmark A/S ...............................            68,041
       193     Columbus IT Partner A/S(a) ...................            22,777
                                                                    -----------
                                                                        155,130
                                                                    -----------

================================================================================
    Shares     COMMON STOCKS -- 92.1%                                   Value
--------------------------------------------------------------------------------
               FINLAND -- 2.2%
     9,100     Merita Plc--Class A ..........................       $    46,317
     1,925     Pohjola Insurance Group ......................            76,038
                                                                    -----------
                                                                        122,355
                                                                    -----------
               FRANCE -- 11.4%
     1,020     AGF (Assurances Generales de France) .........            56,234
       500     Axa ..........................................            45,764
        92     Carrefour SA .................................            58,288
       504     Elf Aquitaine SA .............................            62,137
       900     Equant(a) ....................................            46,407
     1,090     France Telecom SA ............................            64,468
        97     L'OREAL ......................................            45,084
       790     Leon de Bruxelles(a) .........................            64,118
       980     Sanofi SA ....................................           144,077
       691     Transiciel SA(a) .............................            57,945
                                                                    -----------
                                                                        644,522
                                                                    -----------
               GERMANY -- 7.9%
     1,200     Allbecon AG(a) ...............................            48,821
       480     Axa Colonia Konzern AG .......................            53,991
       980     Deutsche Bank AG .............................            52,008
       181     Fresenius AG .................................            30,646
     1,110     GEHE AG ......................................            67,806
     1,490     Hoechst AG ...................................            61,511
       100     Karstadt AG ..................................            47,565
       940     Mannesmann AG(a) .............................            86,048
                                                                    -----------
                                                                        448,396
                                                                    -----------
               GREECE -- 1.3%
     2,990     Goody's SA ...................................            72,569
                                                                    -----------

               HONG KONG -- 3.6%
    25,000     Cheung Kong Infrastructure Holdings ..........            54,204
    24,000     China Telecom (HK) Ltd.(a) ...................            37,788
    14,000     Hutchison Whampoa Ltd. .......................            73,717
    58,000     Shangri-La Asia Ltd. .........................            37,427
                                                                    -----------
                                                                        203,136
                                                                    -----------
               ITALY -- 3.9%
     6,430     Istituto Bancario San Paolo di Torino ........            80,742
    20,100     Telecom Italia SPA ...........................           138,363
                                                                    -----------
                                                                        219,105
                                                                    -----------
               JAPAN -- 4.9%
     2,000     Fuji Photo Film ..............................            69,057
     3,000     JUSCO Co., Ltd. ..............................            41,985
     3,000     Komori Corp. .................................            53,445
         6     Nippon Telegraph & Telephone Data Corp. ......            43,858
     1,000     Sony Corporation .............................            69,718
                                                                    -----------
                                                                        278,063
                                                                    -----------
               MEXICO --1.0%
    24,600     Telefonos De Mexico SA .......................            54,439
                                                                    -----------

================================================================================
    Shares     COMMON STOCKS -- 92.1%                                   Value
--------------------------------------------------------------------------------
               NETHERLANDS -- 2.9%
     2,700     AND International Publishers Plc(a) ..........       $    17,187
       700     Fortis Amev NV ...............................            39,288
     1,600     N.V. Holdingmaatschappij De Telegraaf ........            36,836
     2,220     Stet Hellas Telecommunications SA(a) .........            11,837
                                                                    -----------
                                                                        165,148
                                                                    -----------
               NEW ZEALAND -- 0.9%
    52,000     Auckland International Airport Ltd.(a) .......            48,148
                                                                    -----------
               SINGAPORE -- 0.6%
    13,000     Oversea-Chinese Banking Corporation Ltd. .....            32,718
                                                                    -----------
               SPAIN -- 4.9%
       840     Banco Popular Espanol SA .....................            52,919
       223     Grupo Acciona SA .............................            55,803
     2,500     Iberdrola SA .................................            41,618
     3,450     Telefonica de Espana .........................           125,795
                                                                    -----------
                                                                        276,135
                                                                    -----------
               SWEDEN -- 4.6%
     5,250     Investment AB Bure ...........................            69,692
     5,300     Skandia Forsakrings AB .......................            69,003
     1,266     Svenska Handelsbanken ........................            47,508
     4,000     Telefonaktiebolaget LM Ericsson ..............            75,563
                                                                    -----------
                                                                        261,766
                                                                    -----------
               SWITZERLAND -- 5.1%
       120     Novartis .....................................           192,357
         4     Roche Holding AG .............................            43,054
       290     UBS AG .......................................            56,563
                                                                    -----------
                                                                        291,974
                                                                    -----------
               UNITED KINGDOM -- 21.8%
     3,100     Bodycote International Plc ...................            37,536
    10,180     British Aerospace Plc ........................            61,371
     7,200     British Telecommunications Plc ...............            96,172
     2,760     CGU Plc ......................................            42,658
     7,300     Compass Group Plc ............................            68,603
     2,760     Energis Plc(a) ...............................            34,356
     2,900     Glaxo Wellcome Plc ...........................            85,407
     5,000     General Electric Co. Plc .....................            36,771
     3,400     J. Sainsbury Plc .............................            32,617
    11,300     National Grid Group Plc ......................            83,246
     4,400     National Westminster Bank Plc ................            58,884
     1,880     Railtrack Group Plc ..........................            53,642
    11,700     Rentokil Initial Plc .........................            71,231
     4,390     Royal Bank of Scotland Group Plc .............            50,731
    11,700     Shell Transport & Trading Co. ................            70,634
     3,260     SmithKline Beecham Plc .......................            35,983
     2,500     Stagecoach Holding Plc .......................            48,815
    35,000     Taylor Nelson Sofres Plc .....................            47,286
     7,520     Unilever Plc .................................            64,217

================================================================================
    Shares     COMMON STOCKS -- 92.1%                                   Value
--------------------------------------------------------------------------------
               UNITED KINGDOM -- 21.8% (CONTINUED)
     3,205     Vodafone Group Plc(a) ........................       $    37,363
     7,200     W.H. Smith Group Plc .........................            59,771
     1,540     Zeneca Group Plc .............................            54,331
                                                                    -----------
                                                                      1,231,625
                                                                    -----------
               CLOSED-END FOREIGN FUNDS -- 1.0%
       244     Societe Generale Baltic Republics Fund(a) ....            37,222
       120     Ukraine Fund Ltd.(a) .........................             8,400
       130     Romania Investment Fund(a) ...................             9,230
                                                                    -----------
                                                                         54,852
                                                                    -----------
               TOTAL INVESTMENTS AT VALUE -- 92.1%
                 (COST $5,814,305) ..........................       $ 5,205,966
                                                                    -----------

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.9%            443,950
                                                                    -----------

               NET ASSETS -- 100% ...........................       $ 5,649,916
                                                                    ===========

(a)  Non-income producing security.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1998 (Unaudited)
==============================================================================================================================
                                                                Large Cap        Small Cap         Balanced      International
                                                                Value Fund       Value Fund          Fund          Value Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ....................................    $  9,689,837     $ 21,898,223     $ 12,511,354     $  5,814,305
                                                               ============     ============     ============     ============
   At value (Note 2) ......................................    $  8,950,254     $ 18,329,692     $ 12,194,878     $  5,205,966
Cash ......................................................              --          112,750               --          228,829
Cash denominated in foreign currencies (at cost $78,898) ..              --               --               --           78,752
Dividends and interest receivable .........................          17,065           38,203           71,647           11,399
Receivable for securities sold ............................          31,439          206,083           87,692          224,721
Receivable for capital shares sold ........................              --           15,750            6,537              300
Receivable from Adviser (Note 4) ..........................              --               --               --            1,934
Organization expenses, net (Note 2) .......................          11,303           11,303           11,303               --
Other assets ..............................................          14,456           22,633           14,106           15,815
                                                               ------------     ------------     ------------     ------------
   TOTAL ASSETS ...........................................       9,024,517       18,736,414       12,386,163        5,767,716
                                                               ------------     ------------     ------------     ------------
LIABILITIES
Dividends payable .........................................             578               --            2,896               --
Payable for securities purchased ..........................          70,121          123,435          115,256           94,247
Payable for capital shares redeemed .......................              --              243            1,800               --
Payable to affiliates (Note 4) ............................           8,468           21,211           13,507            6,400
Net unrealized depreciation on forward
   foreign currency exchange contracts (Note 6) ...........              --               --               --            9,236
Other liabilities .........................................           1,013            3,532            5,841            7,917
                                                               ------------     ------------     ------------     ------------
   TOTAL LIABILITIES ......................................          80,180          148,421          139,300          117,800
                                                               ------------     ------------     ------------     ------------

NET ASSETS ................................................    $  8,944,337     $ 18,587,993     $ 12,246,863     $  5,649,916
                                                               ============     ============     ============     ============
Net assets consist of:
Paid-in capital ...........................................    $  9,618,014     $ 19,707,350     $ 12,312,072     $  6,350,584
Accumulated net investment income (loss) ..................              75           75,415               27          (14,834)
Accumulated net realized gains (losses) from
   security and foreign currency transactions .............          65,831        2,373,759          251,240          (67,274)
Net unrealized depreciation on investments ................        (739,583)      (3,568,531)        (316,476)        (608,339)
Net unrealized depreciation on translation of
   assets and liabilities in foreign currencies ...........              --               --               --          (10,221)
                                                               ------------     ------------     ------------     ------------
Net assets ................................................    $  8,944,337     $ 18,587,993     $ 12,246,863     $  5,649,916
                                                               ============     ============     ============     ============

DEAN FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 1998 (Unaudited)
==============================================================================================================================
                                                                Large Cap        Small Cap         Balanced      International
                                                                Value Fund       Value Fund          Fund          Value Fund
------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ...................    $  8,622,563     $ 16,593,691     $ 10,434,845     $  4,773,707
                                                               ============     ============     ============     ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .............         866,798        1,616,544          984,161          459,731
                                                               ============     ============     ============     ============
Net asset value and redemption price per share (Note 2) ...    $       9.95     $      10.26     $      10.60     $      10.38
                                                               ============     ============     ============     ============
Maximum offering price per share (Note 2) .................    $      10.50     $      10.83     $      11.19     $      10.96
                                                               ============     ============     ============     ============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ...................    $    321,774     $  1,994,302     $  1,812,018     $    876,209
                                                               ============     ============     ============     ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .............          32,529          195,772          171,335           84,940
                                                               ============     ============     ============     ============
Net asset value, offering price and redemption price
   per share (Note 2) .....................................    $       9.89     $      10.19     $      10.58     $      10.32
                                                               ============     ============     ============     ============

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1998 (Unaudited)
===========================================================================================================================
                                                                Large Cap       Small Cap        Balanced     International
                                                                Value Fund      Value Fund         Fund         Value Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $4,169
      for the International Value Fund) ....................    $   102,713     $   258,933     $    58,273     $    32,722
   Interest ................................................          2,918           3,906         132,770              --
                                                                -----------     -----------     -----------     -----------
      TOTAL INVESTMENT INCOME ..............................        105,631         262,839         191,043          32,722
                                                                -----------     -----------     -----------     -----------
EXPENSES
   Investment advisory fees (Note 4) .......................         44,614         104,940          52,136          26,857
   Registration fees - Common ..............................          1,319           1,738           1,293          13,180
   Registration fees - Class A .............................          3,098           3,742           3,284           1,580
   Registration fees - Class C .............................          3,164           3,161           3,220           1,473
   Accounting services fees (Note 4) .......................         18,000          18,000          18,000          18,000
   Shareholder services and transfer agent fees -
      Class A (Note 4) .....................................          7,200           7,200           7,200           7,200
      Class C (Note 4) .....................................          7,200           7,200           7,200           7,200
   Distribution expenses - Class A (Note 4) ................             --           8,661              --              --
   Administration fees (Note 4) ............................          6,000          10,515           6,013           6,000
   Custodian fees ..........................................          2,943           7,721           4,128          15,381
   Postage and supplies ....................................          4,980          11,066           4,696           3,379
   Insurance expense .......................................            727           1,566             759             249
   Reports to shareholders .................................          3,644           8,485           3,765           3,617
   Professional fees .......................................          4,700           4,700           4,700           4,700
   Amortization of organization expenses (Note 2) ..........          1,577           1,577           1,577              --
   Other expenses ..........................................            883           2,316           1,520           6,001
                                                                -----------     -----------     -----------     -----------
      TOTAL EXPENSES .......................................        110,049         202,588         119,491         114,817
   Fees waived and/or common expenses
      reimbursed by Adviser (Note 4) .......................        (17,459)             --         (14,256)        (62,860)
   Class C expenses reimbursed by Adviser (Note 4) .........         (9,231)         (1,256)         (3,551)         (4,401)
                                                                -----------     -----------     -----------     -----------
      NET EXPENSES .........................................         83,359         201,332         101,684          47,556
                                                                -----------     -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS) ...............................         22,272          61,507          89,359         (14,834)
                                                                -----------     -----------     -----------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES)
   Net realized gains (losses) from:
      Security transactions ................................        (39,826)      1,583,034          43,417         (10,942)
      Foreign currency transactions (Note 5) ...............             --              --              --         (71,819)
   Net change in unrealized appreciation/depreciation on:
      Investments ..........................................     (1,818,434)     (6,254,948)     (1,002,788)       (754,311)
      Foreign currency translation (Note 5) ................             --              --              --         (16,797)
                                                                -----------     -----------     -----------     -----------
NET REALIZED AND UNREALIZED LOSSES ON
   INVESTMENTS AND FOREIGN CURRENCIES ......................     (1,858,260)     (4,671,914)       (959,371)       (853,869)
                                                                -----------     -----------     -----------     -----------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS ..............................................    $(1,835,988)    $(4,610,407)    $  (870,012)    $  (868,703)
                                                                ===========     ===========     ===========     ===========

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================================
                                                                   Large Cap Value Fund            Small Cap Value Fund
                                                                ---------------------------     ---------------------------
                                                                Six Months                      Six Months
                                                                   Ended           Year            Ended           Year
                                                                September 30,     Ended         September 30,     Ended
                                                                   1998          March 31,         1998          March 31,
                                                                (Unaudited)        1998         (Unaudited)        1998
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ...................................    $    22,272     $    15,666     $    61,507     $    42,008
   Net realized gains (losses) from security
      transactions .........................................        (39,826)        199,457       1,583,034       1,496,720
   Net change in unrealized appreciation/depreciation
      on investments .......................................     (1,818,434)      1,078,851      (6,254,948)      2,686,417
                                                                -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from operations ......     (1,835,988)      1,293,974      (4,610,407)      4,225,145
                                                                -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A .....................        (22,134)        (15,639)             --         (27,790)
   From net investment income, Class C .....................            (63)            (27)             --            (310)
   From net realized gains, Class A ........................             --         (93,134)             --        (679,224)
   From net realized gains, Class C ........................             --            (666)             --         (26,771)
                                                                -----------     -----------     -----------     -----------
Decrease in net assets from distributions
   to shareholders .........................................        (22,197)       (109,466)             --        (734,095)
                                                                -----------     -----------     -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS:
Class A
    Proceeds from shares sold ..............................      2,863,772       7,408,080       1,840,656      16,889,610
    Net asset value of shares issued in
      reinvestment of distributions to shareholders ........         20,164         100,180              --         609,751
    Payments for shares redeemed ...........................       (122,027)     (1,043,356)       (545,131)     (1,485,185)
                                                                -----------     -----------     -----------     -----------
Net increase in net assets from Class A
   share transactions ......................................      2,761,909       6,464,904       1,295,525      16,014,176
                                                                -----------     -----------     -----------     -----------
Class C
   Proceeds from shares sold ...............................        234,508         125,961       1,102,473       1,324,235
   Net asset value of shares issued in
      reinvestment of distributions to shareholders ........             61             690              --          26,186
   Payments for shares redeemed ............................             --          (4,019)        (29,188)        (59,057)
                                                                -----------     -----------     -----------     -----------
Net increase in net assets from Class C
   share transactions ......................................        234,569         122,632       1,073,285       1,291,364
                                                                -----------     -----------     -----------     -----------

Net increase in net assets from capital share transactions .      2,996,478       6,587,536       2,368,810      17,305,540
                                                                -----------     -----------     -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................      1,138,293       7,772,044      (2,241,597)     20,796,590

NET ASSETS:
   Beginning of period (Note 1) ............................      7,806,044          34,000      20,829,590          33,000
                                                                -----------     -----------     -----------     -----------
   End of period ...........................................    $ 8,944,337     $ 7,806,044     $18,587,993     $20,829,590
                                                                ===========     ===========     ===========     ===========

UNDISTRIBUTED NET INVESTMENT INCOME ........................    $        75     $        --     $    75,415     $    13,908
                                                                ===========     ===========     ===========     ===========

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
===========================================================================================================================
                                                                   Large Cap Value Fund            Small Cap Value Fund
                                                                ---------------------------     ---------------------------
                                                                Six Months                      Six Months
                                                                   Ended           Year            Ended           Year
                                                               September 30,       Ended       September 30,       Ended
                                                                   1998          March 31,         1998          March 31,
                                                                (Unaudited)        1998         (Unaudited)        1998
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE ACTIVITY:
Class A
   Shares sold .............................................        247,846         711,149         150,982       1,585,565
   Shares issued in reinvestment of distributions
      to shareholders ......................................          1,805           9,315              --          53,022
   Shares redeemed .........................................        (11,141)        (95,576)        (48,782)       (127,543)
                                                                -----------     -----------     -----------     -----------
   Net increase in shares outstanding ......................        238,510         624,888         102,200       1,511,044
   Shares outstanding, beginning of period .................        628,288           3,400       1,514,344           3,300
                                                                -----------     -----------     -----------     -----------
   Shares outstanding, end of period .......................        866,798         628,288       1,616,544       1,514,344
                                                                ===========     ===========     ===========     ===========
Class C
   Shares sold .............................................         21,319          11,518          89,351         111,598
   Shares issued in reinvestment of distributions
      to shareholders ......................................              5              64              --           2,283
   Shares redeemed .........................................             --            (377)         (2,452)         (5,008)
                                                                -----------     -----------     -----------     -----------
   Net increase in shares outstanding ......................         21,324          11,205          86,899         108,873
   Shares outstanding, beginning of period .................         11,205              --         108,873              --
                                                                -----------     -----------     -----------     -----------
   Shares outstanding, end of period .......................         32,529          11,205         195,772         108,873
                                                                ===========     ===========     ===========     ===========

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================================
                                                                       Balanced Fund             International Value Fund
                                                                ---------------------------     ---------------------------
                                                                 Six Months                     Six Months
                                                                   Ended           Year            Ended         Period
                                                                September 30,      Ended       September 30,      Ended
                                                                   1998          March 31,         1998          March 31,
                                                                (Unaudited)        1998         (Unaudited)       1998(a)
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income (loss) ............................    $    89,359     $   103,458     $   (14,834)    $    (4,849)
   Net realized gains (losses) from security
      transactions .........................................         43,417         263,495         (10,942)         21,655
   Net realized losses from foreign currency transactions ..             --              --         (71,819)         (1,319)
   Net change in unrealized appreciation/depreciation
      on investments .......................................     (1,002,788)        686,312        (754,311)        145,972
   Net change in unrealized appreciation/depreciation
      on translation of assets and liabilities in
      foreign currencies ...................................             --              --         (16,797)          6,576
                                                                -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from operations ......       (870,012)      1,053,265        (868,703)        168,035
                                                                -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A .....................        (81,012)        (96,636)             --              --
   From net investment income, Class C .....................         (8,320)         (6,822)             --              --
   From net realized gains, Class A ........................             --         (50,850)             --              --
   From net realized gains, Class C ........................             --          (4,822)             --              --
                                                                -----------     -----------     -----------     -----------
Decrease in net assets from distributions
   to shareholders .........................................        (89,332)       (159,130)             --              --
                                                                -----------     -----------     -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS:
Class A
   Proceeds from shares sold ...............................      4,188,047       7,467,827       4,200,833       1,135,513
   Net asset value of shares issued in
      reinvestment of distributions to shareholders ........         76,263         142,246              --              --
   Payments for shares redeemed ............................       (258,859)     (1,219,159)         (3,279)           (308)
                                                                -----------     -----------     -----------     -----------
Net increase in net assets from Class A
   share transactions ......................................      4,005,451       6,390,914       4,197,554       1,135,205
                                                                -----------     -----------     -----------     -----------
Class C
   Proceeds from shares sold ...............................        870,162       1,017,191         937,920          79,905
   Net asset value of shares issued in
      reinvestment of distributions to shareholders ........          7,504          11,331              --              --
   Payments for shares redeemed ............................        (23,470)            (11)             --              --
                                                                -----------     -----------     -----------     -----------
Net increase in net assets from Class C
   share transactions ......................................        854,196       1,028,511         937,920          79,905
                                                                -----------     -----------     -----------     -----------

Net increase in net assets from capital share transactions .      4,859,647       7,419,425       5,135,474       1,215,110
                                                                -----------     -----------     -----------     -----------

TOTAL INCREASE IN NET ASSETS ...............................      3,900,303       8,313,560       4,266,771       1,383,145
NET ASSETS:
   Beginning of period (Note 1) ............................      8,346,560          33,000       1,383,145              --
                                                                -----------     -----------     -----------     -----------
   End of period ...........................................    $12,246,863     $ 8,346,560     $ 5,649,916     $ 1,383,145
                                                                ===========     ===========     ===========     ===========

UNDISTRIBUTED NET INVESTMENT INCOME ........................    $        27     $        --     $        --     $        --
                                                                ===========     ===========     ===========     ===========

(a) Represents the period from initial public offering of shares (October 13, 1997) to March 31, 1998.

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
===========================================================================================================================
                                                                       Balanced Fund              International Value Fund
                                                                ---------------------------     ---------------------------
                                                                Six Months                                      Six Months
                                                                   Ended           Year            Ended          Period
                                                               September 30,       Ended       September 30,       Ended
                                                                   1998          March 31,         1998          March 31,
                                                                (Unaudited)        1998         (Unaudited)       1998(a)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE ACTIVITY:
Class A
   Shares sold .............................................        371,576         725,255         349,667         110,251
   Shares issued in reinvestment of distributions
      to shareholders ......................................          6,992          13,140              --              --
   Shares redeemed .........................................        (23,450)       (112,652)           (159)            (28)
                                                                -----------     -----------     -----------     -----------
   Net increase in shares outstanding ......................        355,118         625,743         349,508         110,223
   Shares outstanding, beginning of period .................        629,043           3,300         110,223              --
                                                                -----------     -----------     -----------     -----------
   Shares outstanding, end of period .......................        984,161         629,043         459,731         110,223
                                                                ===========     ===========     ===========     ===========
Class C
   Shares sold .............................................         78,642          93,039          77,497           7,443
   Shares issued in reinvestment of distributions
      to shareholders ......................................            692           1,041              --              --
   Shares redeemed .........................................         (2,078)             (1)             --              --
                                                                -----------     -----------     -----------     -----------
   Net increase in shares outstanding ......................         77,256          94,079          77,497           7,443
   Shares outstanding, beginning of period .................         94,079              --           7,443              --
                                                                -----------     -----------     -----------     -----------
   Shares outstanding, end of period .......................        171,335          94,079          84,940           7,443
                                                                ===========     ===========     ===========     ===========

(a) Represents the period from intial public offering of shares (October 13, 1997) to March 31, 1998.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
===========================================================================================================================
                                                                         Class A                          Class C
                                                                ---------------------------     ---------------------------
                                                                Six Months        From          Six Months        From
                                                                   Ended       Inception(A)        Ended       Inception(A)
                                                              Sept. 30, 1998     Through      Sept. 30, 1998     Through
                                                                (Unaudited)   March 31, 1998    (Unaudited)   March 31, 1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $     12.21     $     10.00     $     12.16     $     10.76
                                                                -----------     -----------     -----------     -----------
Income (loss) from investment operations:
   Net investment income (loss) ............................           0.03            0.03            0.01           (0.01)
   Net realized and unrealized gains (losses)
      on investments .......................................          (2.26)           2.36           (2.28)           1.56
                                                                -----------     -----------     -----------     -----------
Total from investment operations ...........................          (2.23)           2.39           (2.27)           1.55
                                                                -----------     -----------     -----------     -----------
Less distributions:
   From net investment income ..............................          (0.03)          (0.03)             --              --
   From net realized gains .................................             --           (0.15)             --           (0.15)
                                                                -----------     -----------     -----------     -----------
Total distributions ........................................          (0.03)          (0.18)             --           (0.15)
                                                                -----------     -----------     -----------     -----------

Net asset value at end of period ...........................    $      9.95     $     12.21     $      9.89     $     12.16
                                                                ===========     ===========     ===========     ===========

Total return(B) ............................................       (18.32)%          24.11%        (18.65)%          14.63%
                                                                ===========     ===========     ===========     ===========

Net assets at end of period ................................    $ 8,622,563     $ 7,669,807     $   321,774     $   136,237
                                                                ===========     ===========     ===========     ===========
Ratio of expenses to average net assets:(C)
   Before fee waivers and/or expense reimbursements
      by Adviser ...........................................          2.24%           2.72%          11.00%          52.73%
   After fee waivers and/or expense reimbursements
      by Adviser ...........................................          1.85%           1.84%           2.60%           2.59%

Ratio of net investment income (loss)
   to average net assets(C) ................................          0.52%           0.30%          (0.22)%         (0.55)%

Portfolio turnover rate(C) .................................            32%             54%             32%             54%

(A)  Initial public offering date                                                   5-28-97                         8-19-97

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
===========================================================================================================================
                                                                          Class A                         Class C
                                                                ---------------------------     ---------------------------
                                                                Six Months        From          Six Months        From
                                                                   Ended       Inception(A)        Ended       Inception(A)
                                                              Sept. 30, 1998     Through      Sept. 30, 1998     Through
                                                                (Unaudited)   March 31, 1998    (Unaudited)   March 31, 1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $     12.84     $     10.00     $     12.16     $     10.95
                                                                -----------     -----------     -----------     -----------
Income (loss) from investment operations:
   Net investment income (loss) ............................           0.04            0.03            0.01           (0.02)
   Net realized and unrealized gains (losses)
      on investments .......................................          (2.62)           3.30           (2.61)           2.33
                                                                -----------     -----------     -----------     -----------
Total from investment operations ...........................          (2.58)           3.33           (2.60)           2.31
                                                                -----------     -----------     -----------     -----------
Less distributions:
   From net investment income ..............................             --           (0.02)             --              --
   From net realized gains .................................             --           (0.47)             --           (0.47)
                                                                -----------     -----------     -----------     -----------
Total distributions ........................................             --           (0.49)             --           (0.47)
                                                                -----------     -----------     -----------     -----------

Net asset value at end of period ...........................    $     10.26     $     12.84     $     10.19     $     12.79
                                                                ===========     ===========     ===========     ===========

Total return(B) ............................................       (20.09)%          33.86%        (20.33)%          21.63%
                                                                ===========     ===========     ===========     ===========

Net assets at end of period ................................    $16,593,691     $19,437,554     $ 1,994,302     $ 1,392,036
                                                                ===========     ===========     ===========     ===========
Ratio of expenses to average net assets:(C)
   Before fee waivers and/or expense reimbursements
      by Adviser ...........................................          1.85%           1.98%           2.73%           6.41%
   After fee waivers and/or expense reimbursements
      by Adviser ...........................................          1.85%           1.84%           2.60%           2.59%

Ratio of net investment income (loss)
   to average net assets(C) ................................          0.65%           0.35%         (0.04)%         (0.42)%

Portfolio turnover rate(C) .................................            59%             62%             59%             62%

(A)  Initial public offering date                                                   5-28-97                          8-1-97

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
BALANCED FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
===========================================================================================================================
                                                                          Class A                         Class C
                                                                ---------------------------     ---------------------------
                                                                 Six Months         From        Six Months         From
                                                                   Ended        Inception(A)       Ended        Inception(A)
                                                              Sept. 30, 1998      Through     Sept. 30, 1998      Through
                                                                (Unaudited)   March 31, 1998    (Unaudited)   March 31, 1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $     11.55     $     10.00     $     11.52     $     10.71
                                                                -----------     -----------     -----------     -----------
Income (loss) from investment operations:
   Net investment income ...................................           0.09            0.17            0.07            0.07
   Net realized and unrealized gains (losses)
      on investments .......................................          (0.95)           1.62           (0.95)           0.92
                                                                -----------     -----------     -----------     -----------
Total from investment operations ...........................          (0.86)           1.79           (0.88)           0.99
                                                                -----------     -----------     -----------     -----------
Less distributions:
   From net investment income ..............................          (0.09)          (0.16)          (0.06)          (0.10)
   From net realized gains .................................             --           (0.08)             --           (0.08)
                                                                -----------     -----------     -----------     -----------
Total distributions ........................................          (0.09)          (0.24)          (0.06)          (0.18)
                                                                -----------     -----------     -----------     -----------

Net asset value at end of period ...........................    $     10.60     $     11.55     $     10.58     $     11.52
                                                                ===========     ===========     ===========     ===========

Total return(B) ............................................        (7.46)%          18.07%         (7.69)%           9.37%
                                                                ===========     ===========     ===========     ===========

Net assets at end of period ................................    $10,434,845     $ 7,262,670     $ 1,812,018     $ 1,083,890
                                                                ===========     ===========     ===========     ===========
Ratio of expenses to average net assets:(C)
   Before fee waivers and/or expense reimbursements
      by Adviser ...........................................          2.12%           2.60%           3.37%           7.39%
   After fee waivers and/or expense reimbursements
      by Adviser ...........................................          1.85%           1.84%           2.60%           2.59%

Ratio of net investment income
   to average net assets(C) ................................          1.81%           1.85%           1.07%           0.99%

Portfolio turnover rate(C) .................................            58%             64%             58%             64%

(A)  Initial public offering date                                                   5-28-97                          8-1-97

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
INTERNATIONAL VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
===========================================================================================================================
                                                                           Class A                        Class C
                                                                ---------------------------     ---------------------------
                                                                 Six Months        From          Six Months        From
                                                                   Ended       Inception(A)        Ended       Inception(A)
                                                              Sept. 30, 199      Through      Sept. 30, 1998     Through
                                                                (Unaudited)   March 31, 1998    (Unaudited)   March 31, 1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $     11.76     $     10.00     $     11.72     $      9.89
                                                                -----------     -----------     -----------     -----------
Income (loss) from investment operations:
   Net investment loss .....................................          (0.03)          (0.05)          (0.04)          (0.04)
   Net realized and unrealized gains (losses)
      on investments and foreign currency ..................          (1.35)           1.81           (1.36)           1.87
                                                                -----------     -----------     -----------     -----------
Total from investment operations ...........................          (1.38)           1.76           (1.40)           1.83
                                                                -----------     -----------     -----------     -----------
Less distributions:
   From net investment income ..............................             --              --              --              --
   From net realized gains .................................             --              --              --              --
                                                                -----------     -----------     -----------     -----------
Total distributions ........................................             --              --              --              --
                                                                -----------     -----------     -----------     -----------

Net asset value at end of period ...........................    $     10.38     $     11.76     $     10.32     $     11.72
                                                                ===========     ===========     ===========     ===========

Total return(B) ............................................       (11.73)%          17.60%        (11.95)%          18.50%
                                                                ===========     ===========     ===========     ===========

Net assets at end of period ................................    $ 4,773,707     $ 1,295,896     $   876,209     $    87,249
                                                                ===========     ===========     ===========     ===========
Ratio of expenses to average net assets:(C)
   Before fee waivers and/or expense reimbursements
      by Adviser ...........................................          5.00%          16.66%           7.09%          58.89%
   After fee waivers and/or expense reimbursements
      by Adviser ...........................................          2.10%           2.04%           2.85%           2.82%

Ratio of net investment loss
   to average net assets(C) ................................        (0.65)%         (1.30)%         (0.91)%         (1.94)%

Portfolio turnover rate(C) .................................            96%            109%             96%            109%

(A)  Initial public offering date                                                  10-13-97                         11-6-97

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 1998 (Unaudited)
================================================================================
1.    ORGANIZATION

The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940, as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four fund series: the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund (the Funds). The Trust was capitalized on March 17, 1997, when the initial shares of each Fund (except for the International Value Fund) were purchased at $10.00 per share. The initial public offering of shares of the International Value Fund commenced on October 13, 1997. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares.

The Large Cap Value Fund seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

The Small Cap Value Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The Balanced Fund seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The International Value Fund seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.25% and a distribution fee of up to 0.25% of the average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. With respect to the International Value Fund, the U.S. dollar value of foreign securities and forward foreign currency exchange contracts is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of each Fund is equal to net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Large Cap Value Fund, the Balanced Fund and the International Value Fund each expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Small Cap Value Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 1998:

-------------------------------------------------------------------------------------------------
                                       Large Cap       Small Cap        Balanced     International
                                       Value Fund      Value Fund         Fund        Equity Fund
-------------------------------------------------------------------------------------------------
Gross unrealized appreciation ....    $   612,351     $ 1,122,305     $   754,590     $   174,652
Gross unrealized depreciation ....     (1,351,934)     (4,690,836)     (1,071,066)       (782,991)
                                      -----------     -----------     -----------     -----------
Net unrealized depreciation ......    $  (739,583)    $(3,568,531)    $  (316,476)    $  (608,339)
                                      ===========     ===========     ===========     ===========
-------------------------------------------------------------------------------------------------

The federal income tax cost of portfolio investments is equal to book cost as shown on the Statements of Assets and Liabilities.

3.   INVESTMENT TRANSACTIONS

For the six months ended September 30, 1998, cost of purchases and proceeds from sales and maturities of portfolio securities, other than short-term investments, amounted to $4,136,583 and $1,359,231, respectively, for the Large Cap Value Fund, $8,476,628 and $5,947,362, respectively, for the Small Cap Value Fund, $6,843,069 and $2,651,430, respectively, for the Balanced Fund and $6,470,425 and $1,871,432, respectively, for the International Value Fund.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of C.H. Dean & Associates, Inc. (the Adviser) or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets for the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 1.25% of the average daily net assets for the International Value Fund.

Newton Capital Management Ltd. (Newton Capital) has been retained by the Adviser to manage the investments of the International Value Fund. The Adviser (not the Fund) pays Newton Capital a fee for its services equal to the rate of 0.50% of the Fund's average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended September 30, 1998, the Adviser waived $17,459 of its advisory fees and reimbursed $9,231 of Class C expenses for the Large Cap Value Fund; reimbursed $1,256 of Class C expenses for the Small Cap Value Fund; waived $14,256 of its advisory fees and reimbursed $3,551 of Class C expenses for the Balanced Fund; and waived its entire advisory fee of $26,857 and reimbursed $36,003 of common expenses and $4,401 of Class C expenses for the International Value Fund.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Funds. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from each Fund at an annual rate of 0.10% on its average daily net assets up to $100 million; 0.075% on the next $100 million of such net assets; and 0.05% on such net assets in excess of $200 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer, Dividend, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in each class of each Fund, subject to a $1,200 minimum monthly fee for each class of shares of a Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, CFS receives a monthly fee of $3,000 from each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
2480 Securities LLC (Underwriter), an affiliate of the Adviser, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $436, $3,849, $2,471 and $3,880 from underwriting and broker commissions on the sale of shares of the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund, respectively, during the six months ended September 30, 1998.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which Class A shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) which provides for two categories of payments. First, the Class C Plan provides for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of 0.25% of a Fund's average daily net assets attributable to Class C shares. In addition, the Class C shares may directly incur or reimburse the Underwriter in an amount not to exceed 0.75% per annum of a Fund's average daily net assets attributable to Class C shares for certain distribution-related expenses incurred in the distribution and promotion of the Fund's Class C shares.

5.   FOREIGN CURRENCY TRANSLATION

With respect to the International Value Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

6.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Value Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of September 30, 1998, the International Value Fund had forward foreign currency exchange contracts outstanding as follows:

-----------------------------------------------------------------------------------------------------
                                                                                       Net Unrealized
        Settlement                     To Receive         Initial         Market         Appreciation
           Date                       (To Deliver)         Value           Value        (Depreciation)
-----------------------------------------------------------------------------------------------------
Contracts To Sell
        10/15/98 .............         (84,300) AUD    $    (54,592)    $    (49,927)    $      4,665
        11/16/98 .............        (266,000) FRF         (45,405)         (47,580)          (2,175)
        11/16/98 .............        (140,478) GBP        (229,007)        (238,037)          (9,030)
        12/15/98 .............         (98,000) CAD         (66,850)         (64,220)           2,630
        12/15/98 .............        (229,691) DEM        (132,458)        (137,989)          (5,531)
        12/15/98 .............     (10,424,000) GRD         (34,434)         (35,694)          (1,260)
        12/15/98 .............     (40,630,000) JPY        (291,787)        (301,870)         (10,083)
        02/16/99 .............         (87,100) CAD         (57,617)         (57,075)             542
        02/19/99 .............        (152,700) HKD         (19,085)         (19,448)            (363)
        03/15/99 .............        (185,300) HKD         (23,329)         (23,531)            (202)
                                                       ------------     ------------     ------------
Total sell contracts .........                             (954,564)        (975,371)         (20,807)
                                                       ------------     ------------     ------------

Contracts To Buy
        10/05/98 .............          85,325  HKD          11,013           11,009               (4)
        10/07/98 .............          44,975  HKD           5,809            5,802               (7)
        11/16/98 .............         266,000  FRF          45,211           47,580            2,369
        11/16/98 .............          27,644  GBP          45,405           46,841            1,436
        12/15/98 .............          98,000  CAD          64,155           64,220               65
        12/15/98 .............         117,904  DEM          66,850           70,832            3,982
        12/15/98 .............          62,915  GBP         102,737          106,467            3,730
                                                       ------------     ------------     ------------
Total buy contracts ..........                              341,180          352,751           11,571
                                                       ------------     ------------     ------------

NET CONTRACTS ................                         $   (613,384)    $   (622,620)    $     (9,236)
                                                       ============     ============     ============
-----------------------------------------------------------------------------------------------------

AUD - Australian Dollar       GBP - British Pound Sterling
CAD - Canadian Dollar         GRD - Greek Drachma
DEM - German Mark             HKD - Hong Kong Dollar
FRF - French Franc            JPY - Japanese Yen

7.   SPECIAL MEETING OF THE INTERNATIONAL VALUE FUND SHAREHOLDERS

On October 5, 1998, a Special Meeting of Shareholders of the International Value Fund was held to approve or disapprove a new Sub-Advisory Agreement among the Trust, the Adviser and Newton Capital Management Limited to become effective upon the closing of the proposed acquisition of Newton Capital by Neptune LLC, a wholly-owned subsidiary of Mellon Bank Corporation. The total number of shares of the Fund present by proxy represented 66.4% of the shares entitled to vote at the meeting. The matter submitted to shareholders was approved.

With respect to the approval or disapproval of the new Sub-Advisory Agreement, 335,684.580 shares voted for approval of the new Sub-Advisory Agreement and 1,953.125 shares abstained from voting.

DEAN Family of Funds
2480 Kettering Tower
Dayton, Ohio 45423

BOARD OF TRUSTEES
Victor S. Curtis
Chauncey H. Dean
Dr. Robert D. Dean
Beth E. Mooney
Dr. Sam B. Gould
Frank J. Perez
Dr. David H. Ponitz
Frank H. Scott
Gilbert P. Williamson

INVESTMENT ADVISER
C.H. DEAN & ASSOCIATES, INC.
2480 Kettering Tower
Dayton, Ohio 45423

UNDERWRITER
2480 SECURITIES LLC
2480 Kettering Tower
Dayton, Ohio 45423

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 888-899-8343
Cincinnati: 513-629-2285

TABLE OF CONTENTS
-------------------------------------------------
Chairman and President's Letter .............   1
Discussions of Performance:
   Small Cap Value Fund .....................   2
   Large Cap Value Fund .....................   3
   Balanced Fund ............................   4
   International Value Fund .................   5
Fund Facts ..................................   6
Portfolios of Investments:
   Large Cap Value Fund .....................   8
   Small Cap Value Fund .....................  11
   Balanced Fund ............................  17
   International Value Fund .................  20
Financial Statements ........................  24
Notes to Financial Statements ...............  35
-------------------------------------------------